Note 17 - Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2022
Statement Line Items [Line Items]
Cash and cash euivalents [Text Block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
Cash at bank and in hand	1,285	8,604	2,824

Disclosure of credit risk exposure [text block]
	Year Ended June 30
(US dollars in thousands)	2022	2021	2020
A+	171	5,423	-
A	-	-	-
A-	2	2	554
AA-	1,112	3,179	2,270
Total	1,285	8,604	2,824